Amounts Due to Related Party and Related Party Transactions (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 20, 2025	Sep. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2023	Aug. 30, 2023
Amounts Due to Related Party and Related Party Transactions [Line Items]
Deferred compensation amount	$ 300,600				$ 300,600		$ 300,600		$ 300,600	$ 300,600
Aggregate principal amount											$ 93,500	$ 10,000
Warrants to purchase shares of common stock (in Shares)										184,878	5,000
Exercise price (in Dollars per share)										$ 20	$ 15
Fair value of the warrants				$ 271,256
Gain (loss) on extinguishment of debt					85,150	$ 2,580	260,122	$ (167,647)	(178,986)	$ (145,212)
Gain on change in fair value of debt					(197,939)	65,344	(352,627)	93,244	84,109
Dr.Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Convertible notes payable to related parties							39,536		$ 143,445
Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest expense					42,153	$ 43,742	186,896	$ 75,091
March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)			13,534
Exercise price (in Dollars per share)			$ 3.75
Fair value of the warrants			$ 25,625
Gain (loss) on extinguishment of debt					0		42,726
March Extension [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount			$ 1,216,500
June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)		19,866
Exercise price (in Dollars per share)		$ 2
Fair value of the warrants		$ 22,126
Gain (loss) on extinguishment of debt					$ 0		$ 132,246
June Extension [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount		$ 1,765,000
September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)	23,811				23,811		23,811
Exercise price (in Dollars per share)	$ 1.95				$ 1.95		$ 1.95
Fair value of the warrants	$ 25,875
Gain on change in fair value of debt					$ 85,150		$ 85,150
September Extension [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount	$ 2,161,500				$ 2,161,500		$ 2,161,500